ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION
Schedule of Variable Interest Entity

			Percentage
			of ownership
		Place of	by the
Entity	Date of establishment	establishment	Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited(“Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency Mining
Summit Bend US Corporation(“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation(“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation(“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	55%	Data Center Service
Alliance International Technologies Limited(“Alliance International Technologies”)	March 11, 2020	British Virgin Islands	100%	Investment Holding
Hong Kong Sunstar Technology Co., Limited (“Sunstar Technology”)	April 9, 2020	Hong Kong	100%	Mining pool service
Beijing Guixinyanghang Technology Limited(“Guixinyanghang“)	June 12, 2020	PRC	100%	Technology Service
E-Sun Kazakhstan Limited	August 23, 2021	Kazakhstan	100%	Investment Holding
1324492 B.C.Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
FMulti Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January10, 2018	Malta	100%	Online Gaming
Loto Interactive Limited(“Loto Interactive”)	November 26, 1998	Cayman Islands	59.79%	Investment Holding
Brighten Express Limited**	April 1, 2016	Hong Kong	59.79%	Investment Holding
Rising Move International Limited**	July 25, 2007	BVI	59.79%	Investment Holding
Interactive Lab Limited**	July 8, 2015	BVI	59.79%	Technology Service
Precious Success Holdings Limited**	July 10, 2007	BVI	30.49%	Investment Holding
PAL Development Limited**	August 17, 2006	Hong Kong	30.49%	Investment Holding
Global Score Asia Limited**	April 18, 2005	BVI	59.79%	Investment Holding
Trade Express Services Inc. **	November 3, 2003	BVI	59.79%	Investment Holding
Rise Accord Holdings Limited**	April 30, 2013	BVI	59.79%	Investment Holding
China Excellent Net Technology Investment Limited**	July 2, 2009	Hong Kong	56.80%	Investment Holding
Hong Kong Interactive Lab Limited**	March 23, 2018	Hong Kong	59.79%	Technology Service
Virtual Asset Ratings Limited**	July 26, 2018	BVI	59.79%	Technology Service
Loto Interactive Information Technology (Shenzhen) Limited(“Loto Interactive Information”)**	December14, 2017	PRC	59.79%	Investment Holding
Shenzhen Lewanwuxian Information Technology Co., Ltd. (“Lewanwuxian”) **	February 5, 2018	PRC	30.49%	Online Gaming
Interactive Medical Lab Limited**	March 21, 2019	BVI	59.79%	Investment Holding
Interactive Medical Lab Corporation**	April 25, 2019	USA	59.79%	Investment Holding
Might Winner Limited**	August 9, 2019	Hong Kong	59.79%	Investment Holding
H.K CB. Cute Technology Co., Limited**	February 24, 2012	Hong Kong	59.79%	Investment Holding
Shenzhen Quanjing Financial Leasing Co., Ltd(“Shenzhen Quanjing”) **	May 12, 2016	PRC	59.79%	Investment Holding
Ganzi Changhe Hydropower Consumption Service Co., Ltd(“Ganzi Changhe”)**	April 25, 2019	PRC	59.79%	Data Analysis and Storage Service
Sichuan Lecaiyuntian Internet Technology Co., Ltd (“Lecaiyuntian”)**	February 21, 2019	PRC	59.79%	Data Analysis and Storage Service
Chengdu Keying Interactive Information Technology Limited (“Chengdu Keying”)**	January 10, 2019	PRC	59.79%	Data Analysis and Storage Service
Chengdu Yilaike Technology Co., Ltd. (“Chengdu Yilaike”) **	December 1,2017	PRC	59.79%	Data Analysis and Storage Service
GreenTech Ltd.**	October 1, 2021	Kazakhstan	30.49%	Data Analysis and Storage Service

*     A subsidiary of the Multi Group

**   A subsidiary of Loto Interactive